EXHIBIT 99.15

ernst & young llp report of independent accountants on
applying agreed-upon procedures, DATED AS OF JULY 18, 2016

Agate Bay Mortgage Trust 2016-3

Mortgage Pass-Through Certificates, Series 2016-3

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

Wells Fargo Securities, LLC

18 July 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

601 Carlson Parkway, Suite 1400

Minnetonka, Minnesota 55305

Wells Fargo Securities, LLC

375 Park Avenue, 2nd Floor

New York, New York 10152

Re:	Agate Bay Mortgage Trust 2016-3

Mortgage Pass-Through Certificates, Series 2016-3 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Agate Bay Residential Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Agate Bay Mortgage Trust 2016-3 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, Two Harbors Investment Corp. (“Two Harbors”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:
i.	“ABMT 2016-3 Loan IDs_5.20 initial pool.xlsx” (the “Sample 1 Loan Listing Data File”) that Two Harbors, on behalf of the Depositor, indicated contains a list of identification numbers (the “Loan Numbers”) corresponding to mortgage loans (the “Sample 1 Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	“ABMT 2016-3_EY Audit ASF (Actual)_initial pool_5.27.2016.xlsx” (the “Sample 1 Preliminary Data File”) that Two Harbors, on behalf of the Depositor, indicated contains information on the Sample 1 Mortgage Loans (as defined in Attachment A) as of 27 May 2016,
iii.	“ABMT 2016-3 Loan IDs_6.14 Pool 2.xlsx” (the “Sample 2 Loan Listing Data File”) that Two Harbors, on behalf of the Depositor, indicated contains a list of Loan Numbers corresponding to mortgage loans (the “Sample 2 Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
iv.	“ABMT 2016-3_EY Audit ASF (Actual)_pool 2_6.14.2016.xlsx” (the “Sample 2 Preliminary Data File”) that Two Harbors, on behalf of the Depositor, indicated contains information on the Sample 2 Mortgage Loans (as defined in Attachment A) as of 14 June 2016,
v.	“ABMT 2016-3 Loan IDs_7.7 Pool 3.xlsx” (the “Sample 3 Loan Listing Data File,” together with Sample 1 Loan Listing Data File and Sample 2 Loan Listing Data File, the “Provided Loan Listing Data Files”) that Two Harbors, on behalf of the Depositor, indicated contains a list of Loan Numbers corresponding to mortgage loans (the “Sample 3 Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and
vi.	“Copy of ABMT 2016-3_EY Audit ASF (Actual)_pool 3_7.11.2016.xlsx” (the “Sample 3 Preliminary Data File,” together with Sample 1 Preliminary Data File and Sample 2 Preliminary Data File, the “Provided Preliminary Data Files”) that Two Harbors, on behalf of the Depositor, indicated contains information on the Sample 3 Mortgage Loans (as defined in Attachment A) as of 11 July 2016,

b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively and as applicable, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively and as applicable, the “Appraisal”),
iv.	Collateral desktop analysis review (the “CDA Review”),
v.	Subordination agreement, subordination modification agreement or HELOC agreement (collectively and as applicable, the “Subordination Agreement”),
vi.	Planned unit development rider (the “PUD Rider”),
vii.	Credit report (the “Credit Report”),
viii.	Gemstone report (the “Gemstone Report”),
ix.	Lock confirmation notification (the “Lock Confirmation”),
x.	Loan safe fraud manager report (the “Loan Safe Report”),
xi.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement”),
xii.	Purchase transaction settlement statement (the “Purchase HUD”),
xiii.	Home improvement invoice (the “Invoice”),
xiv.	Bellco statement (“Banking Statement”) and/or
xv.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, CDA Review, Subordination Agreement, PUD Rider, Credit Report, Gemstone Report, Lock Confirmation, Loan Safe Report, Settlement Statement, Purchase HUD, Invoice and Banking Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Loan Listing Data Files, Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Preliminary Data Files and Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Loan Listing Data Files, Source Documents or any other information provided to us by Two Harbors, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Two Harbors, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 July 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by Two Harbors, on behalf of the Depositor, we randomly selected a sample of 148 Sample 1 Preliminary Mortgage Loans (the “Sample 1 Mortgage Loans”) from the Sample 1 Loan Listing Data File. For the purpose of this procedure, Two Harbors, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans they instructed us to select from the Sample 1 Loan Listing Data File.

2.	As instructed by Two Harbors, on behalf of the Depositor, we randomly selected a sample of 70 Sample 2 Preliminary Mortgage Loans (the “Sample 2 Mortgage Loans”) from the Sample 2 Loan Listing Data File. For the purpose of this procedure, Two Harbors, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans they instructed us to select from the Sample 2 Loan Listing Data File.

3.	As instructed by Two Harbors, on behalf of the Depositor, we randomly selected a sample of 57 Sample 3 Preliminary Mortgage Loans (the “Sample 3 Mortgage Loans”) from the Sample 3 Loan Listing Data File. For the purpose of this procedure, Two Harbors, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 3 Mortgage Loans they instructed us to select from the Sample 3 Loan Listing Data File.

4.	As instructed by Two Harbors, on behalf of the Depositor, we combined the information on the Sample 1 Preliminary Data File, Sample 2 Preliminary Data File and Sample 3 Data Preliminary Data File.

The Sample 1 Preliminary Data File, Sample 2 Preliminary Data File and Sample 3 Preliminary Data File, as combined, are hereinafter referred to as the “Preliminary Data File” and the Sample 1 Mortgage Loans, Sample 2 Mortgage Loans and Sample 3 Mortgage Loans are hereinafter referred to in aggregate as the “Sample Mortgage Loans.”

For the purpose of the procedures described in this report, the 275 Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 275.

5.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by Two Harbors, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by Two Harbors, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 8

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan Number	Promissory Note	i.
Original principal balance	Promissory Note
Initial interest rate	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a) Promissory Note or	ii.
(b) Promissory Note and recalculation
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment penalty term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Property type	Appraisal or PUD Rider	iii.
Appraisal value	(a) Appraisal or CDA Review	iv., v., vi.
(b) Appraisal, Invoice and recalculation or
(c) Settlement Statement
Sale price (if applicable)	Settlement Statement
Junior lien current balance	(a) Underwriting Summary, Gemstone Report, Subordination Agreement, Credit Report, Loan Safe Report or Lock Confirmation (collectively, the “Junior Lien Source Documents”) and Promissory Note,	vii.
(b) Banking Statement or
(c) Settlement Statement
Junior lien maximum balance	Junior Lien Source Documents	viii.
Loan purpose	(a) Settlement Statement and Loan Application,	ix.
(b) Promissory Note, Settlement Statement, Credit Report and recalculation,
(c) Promissory Note, Settlement Statement and recalculation,
(d) Promissory Note and Purchase HUD or
(e) Promissory Note, Settlement Statement, Credit Report, Invoice and recalculation

Exhibit 1 to Attachment A Page 2 of 8

Sample Characteristic	Source Document(s)	Note(s)

Value used for loan-to-value ratios	(a) (i) Settlement Statement,	x.
(ii) Appraisal or CDA Review and
(iii) Recalculation,
(b) (i) Promissory Note,
(ii) Appraisal or CDA Review and
(iii) Recalculation or
(c) (i) Appraisal or CDA Review,
(ii) Appraisal and Invoice or
(iii) Settlement Statement
Original loan-to-value ratio	Recalculation	xi.
Combined loan-to-value ratio	Recalculation	xii.
High combined loan-to-value ratio	Recalculation	xiii.
Current monthly principal and interest payment	Promissory Note and recalculation	xiv.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Promissory Note, Two Harbors, on behalf of the Depositor, instructed us to calculate the original term to maturity using the first payment date and maturity date of the Sample Mortgage Loan, both as shown on the Promissory Note.

iii.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, provided one or more of the indicated Source Documents. Two Harbors, on behalf of the Depositor instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the property type Sample Characteristic.

iv.	For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan Numbers 227 and 231) with both an Appraisal and CDA Review (or more than one Appraisal and/or CDA Review), Two Harbors, on behalf of the Depositor, instructed us to use the Appraisal or CDA Review with the lowest appraisal value as the Source Document.

Exhibit 1 to Attachment A Page 3 of 8

Notes: (continued)

v.	For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loan Number 227, Two Harbors, on behalf of the Depositor, instructed us to calculate the appraisal value as the sum of:
(a)	The appraisal value, as shown on the Appraisal, and
(b)	Home improvement costs associated with the related mortgaged property, as shown on the Invoice.

vi.	For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loan Number 231, Two Harbors, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

vii.	For the purpose of comparing the junior lien current balance Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan Numbers 51 and 169), Two Harbors, on behalf of the Depositor, provided one or more of the Junior Lien Source Documents. Two Harbors, on behalf of the Depositor instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Junior Lien Source Document. We performed no procedures to reconcile any differences that may exist between various Junior Lien Source Documents for the junior lien current balance Sample Characteristic.

For the purpose of the comparison described above for each Sample Mortgage Loan with a home equity line of credit, Two Harbors, on behalf of the Depositor, instructed us to use the amount of the home equity line of credit that was drawn by the respective borrower, as shown on the Junior Lien Source Documents (in accordance with the preceding paragraph of this note vii.), as of the origination date of the Sample Mortgage Loan, as shown on the Promissory Note.

For the purpose of comparing the junior lien current balance Sample Characteristic for Sample Mortgage Loan Number 51, Two Harbors, on behalf of the Depositor, instructed us to use the Banking Statement as the Source Document.

For the purpose of comparing the junior lien current balance Sample Characteristic for Sample Mortgage Loan Number 169, Two Harbors, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

viii.	For the purpose of comparing the junior lien maximum balance Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, provided one or more of the Junior Lien Source Documents. Two Harbors, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Junior Lien Source Document. We performed no procedures to reconcile any differences that may exist between various Junior Lien Source Documents for the junior lien maximum balance Sample Characteristic.

Exhibit 1 to Attachment A Page 4 of 8

Notes: (continued)

viii. (continued)

For the purpose of the comparison described above for each Sample Mortgage Loan with a home equity line of credit, Two Harbors, on behalf of the Depositor, instructed us to use the credit limit of the home equity line of credit that may be drawn by the respective borrower, as shown on the Junior Lien Source Documents (in accordance with the preceding paragraph of this note viii.).

ix.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First-time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to use the Settlement Statement and Loan Application as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinance Sample Mortgage Loan”) (except for the Sample Mortgage Loan Numbers 80, 86 and 132), Two Harbors, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan or home equity line of credit, as shown on the Credit Report, and such loan is being repaid with the proceeds of the Refinance Sample Mortgage Loan, as shown on the Settlement Statement, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinance Sample Mortgage Loan, as shown on the Settlement Statement, and
(3)	Settlement charges relating to the Refinance Sample Mortgage Loan, as shown on the Settlement Statement.

Exhibit 1 to Attachment A Page 5 of 8

Notes: (continued)

ix. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for Sample Mortgage Loan Numbers 80 and 132, Two Harbors, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced and
(2)	Settlement charges relating to the Refinance Sample Mortgage Loan,

both as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinance Sample Mortgage Loan (except for the Sample Mortgage Loan Numbers 86 and 227), Two Harbors, on behalf of the Depositor, instructed us to consider the loan purpose as:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than or equal to 1% of the original principal balance, as shown on the Promissory Note or
(b)	“Rate/Term Refinance” if the Amount to Borrower is less than 1% of the original principal balance, as shown on the Promissory Note.

For the purpose of comparing the loan purpose Sample Characteristic for Sample Mortgage Loan Number 86, Two Harbors, on behalf of the Depositor, instructed us to consider the loan purpose as “Rate/Term Refinance” if the related mortgaged property was purchased by the borrower in cash within twelve months of the origination date (as shown on the Promissory Note), as shown on the Purchase HUD.

For the purpose of comparing the loan purpose Sample Characteristic for Sample Mortgage Loan Number 227, Two Harbors, on behalf of the Depositor, instructed us to calculate the “Net Amount to Borrower” as the difference between:

(a)	The Amount to Borrower, as calculated in the second paragraph of this note ix., and
(b)	Home improvement costs associated with the related mortgaged property, as shown on the Invoice.

Exhibit 1 to Attachment A Page 6 of 8

Notes: (continued)

ix. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for Sample Mortgage Loan Number 227, Two Harbors, on behalf of the Depositor, instructed us to consider the loan purpose as:

(a)	“Cash-Out Refinance” if the Net Amount to Borrower is greater than or equal to 1% of the original principal balance, as shown on the Promissory Note or
(b)	“Rate/Term Refinance” if the Net Amount to Borrower is less than 1% of the original principal balance, as shown on the Promissory Note.

x.	For the purpose of comparing the value used for loan-to-value ratios Sample Characteristic for each Purchase Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to calculate the value used for loan-to-value ratios as the minimum of the:
(a)	Sale price (if applicable), as shown on the Settlement Statement, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iv. above).

For the purpose of comparing the value used for loan-to-value ratios Sample Characteristic for each Refinance Sample Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date, as shown on the Promissory Note (each, a “Recently Purchased Refinance Sample Mortgage Loan”) (except for Sample Mortgage Loan Number 227), Two Harbors, on behalf of the Depositor, instructed us to calculate the value used for loan-to-value ratios as the minimum of the:

(a)	Sale price related to the purchase of the related mortgaged property by the respective borrower, as shown on the Appraisal, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iv. above).

For the purpose of comparing the value used for loan-to-value ratios Sample Characteristic for Sample Mortgage Loan Number 227 and each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or Recently Purchased Refinance Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to use the appraisal value, as shown on the Appraisal, CDA Review, Invoice and/or Settlement Statement (and in accordance with the methodologies described in notes iv. through vi. above).

Exhibit 1 to Attachment A Page 7 of 8

Notes: (continued)

xi.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to calculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown on the Promissory Note, by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note x. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

xii.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to calculate the combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of (i) the original principal balance, as shown on the Promissory Note, and (ii) the junior lien current balance, as shown on the Junior Lien Source Documents, Banking Statement or Settlement Statement (and in accordance with the methodology described in note vii. above), by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note x. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 8 of 8

Notes: (continued)

xiii.	For the purpose of comparing the high combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to calculate the high combined loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of (i) the original principal balance, as shown on the Promissory Note, and (ii) the junior lien maximum balance, as shown on the Junior Lien Source Documents (and in accordance with the methodology described in note viii. above), by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note x. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

xiv.	For the purpose of comparing the current monthly principal and interest payment Sample Characteristic for each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to calculate the current monthly principal and interest payment using the “PMT” function in Microsoft Excel and the original principal balance, initial interest rate (both as shown on the Promissory Note) and original term to maturity (as shown on the Promissory Note or calculated in accordance with the methodology described in note ii. above).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Two Harbors, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

1	High combined loan-to-value ratio	<Blank>	80.00%

2	High combined loan-to-value ratio	<Blank>	66.53%

3	Value used for loan-to-value ratios	<Redacted>	<Redacted>
	High combined loan-to-value ratio	<Blank>	70.15%

55	Current monthly principal and interest payment	$0.00	$2,533.43

220	Loan purpose	Cash-Out Refinance	Rate/Term Refinance